Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of estimate the fair value of the warrants	12 Months Ended
Dec. 20, 2021 $ / shares
Schedule of estimate the fair value of the warrants [Abstract]
Initial exercise price (in Dollars per share)	$ 9.91
Stock price on valuation date (in Dollars per share)	$ 10.5
Risk-free rate	0.91%
Expected life of the Warrant to convert (years)	3 years
Rounded annual volatility	73.00%
Timing of liquidity event	Q3 2022 – Q2 2023
Expected probability of event	90.00%
Probability of dilutive financing (Down-round)	8.00%